Other Information - Narrative (Details) € in Millions, R$ in Millions, Kč in Millions, $ in Millions			12 Months Ended
	Apr. 12, 2024	Aug. 29, 2017 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2015	Dec. 31, 2013	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 USD ($)	Oct. 31, 2024 EUR (€)	Oct. 31, 2024 VEB (Bs.)	Feb. 13, 2024 USD ($)	May 31, 2018 EUR (€)	May 31, 2018 BRL (R$)	Jul. 25, 2017 EUR (€)	Aug. 05, 2016 EUR (€)	Aug. 05, 2016 CZK (Kč)
Disclosure of contingent liabilities [line items]
Other operating income and expenses			€ 625		€ 428	€ 478
Current financial assets			1,800		1,078
Short-term credits
Disclosure of contingent liabilities [line items]
Current financial assets			893		€ 192
Telefónica Venezolana, C.A. Wireless communications operator
Disclosure of contingent liabilities [line items]
Deferred prosecution agreement											€ 81	Bs. 85,260,000
Republic of Colombia
Disclosure of contingent liabilities [line items]
Other operating income and expenses			€ 358	$ 380
Damages penalty percentage	0.05		0.05	0.05
Republic of Colombia | Short-term credits
Disclosure of contingent liabilities [line items]
Current financial assets			€ 523							$ 544
Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Proportion of interconnection revenues from contingent legal claim			1.00%						1.00%	1.00%
Legal proceedings contingent liability | Venten Management Limited
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																	€ 23	Kč 644
Legal proceedings contingent liability | Lexburg Enterprises Limited
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																	€ 8	Kč 227
Legal proceedings contingent liability | ANATEL
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities														€ 33	R$ 211
Estimated effect after currency value update			€ 103						R$ 663
Legal proceedings contingent liability | ANATEL | Renewal of Radio Frequencies 2013
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities			139						896
Renewal of radio frequencies associated with the provision of personal mobile services, term								15 years
Price renewal, renewal of radio frequencies associated with the provision of personal mobile services, term								2 years
Price renewal, renewal of radio frequencies associated with the provision of personal mobile services (in percentage)								2.00%
Legal proceedings contingent liability | ANATEL | Renewal of Radio Frequencies 2015
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities			€ 36						R$ 229
Renewal of radio frequencies associated with the provision of personal mobile services, term							15 years
Price renewal, renewal of radio frequencies associated with the provision of personal mobile services, term							2 years
Price renewal, renewal of radio frequencies associated with the provision of personal mobile services (in percentage)							2.00%
Legal proceedings contingent liability | Republic of Colombia
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																€ 470
Percent paid		67.50%
Amount paid		€ 317
Damages penalty percentage			0.05	0.05
Legal proceedings contingent liability | Republic of Colombia | Colombian Government
Disclosure of contingent liabilities [line items]
Percent paid		32.50%
Amount paid		€ 153
Legal proceedings contingent liability | Millicom International Cellular, S.A.
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities | $													$ 140